                          [LOGO OF FIRST CHOICE FUNDS]
                    FIRST CHOICE U.S. TREASURY RESERVE FUND

                         FIRST CHOICE CASH RESERVE FUND

                            FIRST CHOICE EQUITY FUND

                         ANNUAL REPORT TO SHAREHOLDERS

                               September 30, 2000

                              Distributed through

                          Provident Distributors, Inc.

                               3200 Horizon Drive

                      King of Prussia, Pennsylvania 19406

                        1-888-FIRST16 (Retail Investors)

                                 1-888-347-7816

                    1-877-344-3060 (Institutional Investors)
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                                                        First Choice Funds Trust
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                               Table of Contents

                           Letter to Our Shareholders
                                     PAGE 1

                       Schedules of Portfolio Investments
                    First Choice U.S. Treasury Reserve Fund:
                                     PAGE 4
                        First Choice Cash Reserve Fund:
                                     PAGE 5
                           First Choice Equity Fund:
                                     PAGE 7

                      Statements of Assets and Liabilities
                                     PAGE 9

                            Statements of Operations
                                    PAGE 10

                      Statements of Changes in Net Assets
                                    PAGE 11

                              Financial Highlights
                                    PAGE 14

                         Notes to Financial Statements
                                    PAGE 17

                            Shareholder Information
                                   BACK COVER
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                                                                              1
Shareholder Letter for the First Choice Funds Trust -- September 30, 2000

First Choice Shareholders:

We are pleased to report that the First Choice Funds have continued their pat-tern of success over the past fiscal year. Continued strength in the economic environment and financial markets has supported our efforts to achieve favora-ble returns in our three funds. Over the year, the domestic economy continued growing in its tenth consecutive year of economic expansion. Bolstered by pro-ductivity gains through use of technology, the economy grew 5.3% over the past year as measured by Gross Domestic Product. Inflation remained under control, rising 3.2% over the past year as measured by the Consumer Price Index. Howev-er, inflation has been creeping higher in recent months largely due to rising oil prices. The Federal Reserve Board ("the Fed") has continued to increase the Federal Funds rate in an effort to slow economic growth and keep inflation under control. Over the past year the Fed has increased the Federal Funds rate four times to 6.5%, the highest rate in nine years.

                   First Choice Equity Fund ("Equity Fund")

Fueled by solid growth in corporate earnings and prospects for moderate infla-tion the stock market performed well. The Equity Fund was well positioned to benefit from strength in the technology sector, particularly in the first half of 2000. As of September 30, the Equity Fund had a current yield of 1.1%, which was equal to the yield of the S&P 500.

                                                                Total Return
                                                  Total Return   Annualized
                                                   Year Ended  Since Inception
                                                    9/30/00    6/02/98-9/30/00
                                                  ------------ ---------------
Equity Fund - Retail Class (does not include
 sales load).....................................    16.19%        15.76%
Equity Fund - Institutional Class................    16.34%        16.00%
Standard & Poor's 500 Index......................    13.28%        13.87%

        First Choice U.S. Treasury Reserve Fund ("U.S. Treasury Fund")

Short-term interest rates increased dramatically over the past year. Short-term rates rose in response to tightening by the Federal Reserve. The U.S. Treasury Reserve Fund was managed to take best advantage of the rising inter-est rates.

                                                                 Seven Day Yield
                                                                  as of 9/30/00
                                                                 ---------------
U.S. Treasury Reserve Fund - Institutional Class................      5.66%
U.S. Treasury Reserve Fund - Service Class......................      5.41%
iMoneyNet 100% Treasury Fund Average............................      5.53%

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                                                       First Choice Funds Trust
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2

             First Choice Cash Reserve Fund ("Cash Reserve Fund")

The Cash Reserve Fund also benefited from rising short-term interest rates. The Cash Reserve Fund was managed to find attractive yields from a variety of short-term securities.

                                                                 Seven Day Yield
                                                                  as of 9/30/00
                                                                 ---------------
Cash Reserve Fund - Institutional Class.........................      6.22%
iMoneyNet First Tier Institutional Average......................      6.26%
Cash Reserve Fund - Service Class...............................      5.97%
iMoneyNet First Tier Retail Average.............................      5.90%

If you have any questions, please call us at 1-888-FIRST-16 (1-888-347-7816) or visit our website at www.firstchoicefunds.com.

Daniel Ast, CFA
Senior Portfolio Manager

Past performance does not guarantee future results. Investment return and principal value of mutual funds will vary with market conditions, so that shares, when redeemed may be worth more or less than their original cost. Cer-tain expenses were subsidized. If not subsidized the returns would have been lower. An investment in the Funds is neither insured nor guaranteed by the U.S. Government or the Federal Deposit Insurance Corporation. Yields may fluc-tuate and although the U.S. Treasury Reserve Fund and Cash Reserve Fund seek to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the Funds.

The S&P 500 Index is an unmanaged index of stocks chosen by Standard & Poor's for their size and industry characteristics. It is widely recognized as repre-sentative of the general market for stocks in the United States. Investment returns assume the reinvestment of dividends paid on stocks comprising the In-dex. Investors cannot invest directly in this index. The S&P 500 Index has no commissions or management fees.

The iMoneyNet (Formerly IBC Financial) Peer Groups are an average of various money markets that comprise the iMoneyNet database in each of the respective categories. Investors cannot invest directly in the peer groups.

This material must be accompanied or preceded by a current prospectus.
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                                                                              3


Note 1: These graphs compare the increase in value of a $10,000 investment in the First Choice Equity Fund with the performance of the Standard & Poor's 500 Index. Unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

Note 2: Retail Class shares reflect the impact of sales charges on purchases. The maximum sales charge for the period indicated was 4.50%.

                                                     Total Return
                                                      Annualized    Total Return
                                                    Since Inception  Year Ended
                                                    6/02/98-9/30/00   9/30/00
                                                    --------------- ------------
     Retail Class..................................     13.51%*        10.93%*
     Retail Class..................................     15.76%         16.19%
     Institutional Class...........................     16.00%         16.34%

     -----------------
     *includes sales load.

           Past performance is not predictive of future performance.
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                                                        First Choice Funds Trust
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4
U.S. Treasury Reserve Fund
Schedule of Portfolio Investments -- September 30, 2000

  Principal                                                            Value
   Amount                                                             (Note 2)
 -----------                                                        ------------
 U.S. GOVERNMENT OBLIGATIONS - 99.8%
             U.S. Treasury Bills (A) - 78.6%
 $ 1,599,000 6.10%, 10/05/2000....................................  $  1,597,946
   2,000,000 6.22%, 10/12/2000....................................     1,996,281
   8,896,000 6.23%, 11/09/2000....................................     8,838,326
   6,345,000 6.21%, 11/24/2000....................................     6,287,559
   9,507,000 6.31%, 11/30/2000....................................     9,409,949
   4,930,000 6.14%, 12/14/2000....................................     4,869,512
   2,310,000 6.15%, 12/21/2000....................................     2,278,954
   2,650,000 6.20%, 12/28/2000....................................     2,610,971
   2,815,000 6.22%, 01/18/2001....................................     2,763,690
                                                                    ------------
                                                                      40,653,188
                                                                    ------------
             U.S. Treasury Notes - 21.2%
   5,000,000 4.50%, 01/31/2001....................................     4,968,750
   6,000,000 4.63%, 12/31/2000....................................     5,972,759
                                                                    ------------
                                                                      10,941,509
                                                                    ------------
 Total U.S. Government Obligations.................................   51,594,697
                                                                    ------------
 (Cost $51,594,697)
 Total Investments - 99.8%.........................................   51,594,697
 (Cost $51,594,697)*
 Net Other Assets and Liabilities - 0.2%...........................      116,113
                                                                    ------------
 Total Net Assets - 100.0%......................................... $ 51,710,810
                                                                    ============

-----------------
*  Aggregate cost for Federal tax purposes.
(A) The rates shown represent annualized yield to maturity at time of purchase.

Please see the accompanying notes to financial statements.
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                                                                               5
Cash Reserve Fund
Schedule of Portfolio Investments -- September 30, 2000

  Principal                                                          Value
    Amount                                                          (Note 2)
 ------------                                                     ------------
 COMMERCIAL PAPER (A) - 72.4%
              Automobile Financing - 5.8%
 $  4,750,000 General Motors Acceptance Corp. 6.76%,
              10/11/2000........................................  $  4,741,358
                                                                  ------------
              Banks - 18.1%
    3,100,000 Bank of America Corp. 6.77%, 1/08/2001............     3,044,417
    3,160,000 Grand Funding Corp. 6.65%, 11/02/2000.............     3,141,742
    4,413,000 Barton Capital Corp. 6.64%, 10/13/2000............     4,403,409
    4,147,000 Variable Funding (First Union National Bank)
              6.64%, 11/02/2000.................................     4,123,076
                                                                  ------------
                                                                    14,712,644
                                                                  ------------
              Business Finance and Leasing - 16.9%
    4,600,000 General Electric
              Capital Corp.
              6.77%, 02/07/2001.................................     4,493,023
    4,850,000 IBM Credit Corp. 6.65%, 10/26/2000................     4,828,175
    4,600,000 CIT Group, Inc.
              6.73%, 01/09/2001.................................     4,517,072
                                                                  ------------
                                                                    13,838,270
                                                                  ------------
              Foreign Banks - 10.3%
    4,500,000 Svenska Handelsbanken, Inc.
              6.63%, 10/10/2000.................................     4,492,688
    4,000,000 UBS Finance (DE) 6.71%, 01/03/2001................     3,932,320
                                                                  ------------
                                                                     8,425,008
                                                                  ------------

  Principal                                                            Value
    Amount                                                            (Note 2)
 ------------                                                       ------------
              Personal Finance - 5.8%
 $  4,750,000 American General Finance Corp.
              6.75%, 10/12/2000...................................  $  4,740,508
                                                                    ------------
              Security Brokers and Dealers - 9.6%
    4,000,000 Bear Stearns Co., Inc. 6.80%, 01/10/2001............     3,926,607
    4,000,000 Merrill Lynch & Co. 6.74%, 01/10/2001...............     3,927,055
                                                                    ------------
                                                                       7,853,662
                                                                    ------------
              Telecommunications - 5.9%
    4,850,000 Lucent Technologies, Inc.
              6.63%, 10/25/2000...................................     4,829,080
                                                                    ------------
              Total Commercial Paper..............................    59,140,530
                                                                    ------------
              (Cost $59,140,530)
 BANKER'S ACCEPTANCE - 6.7%
    5,500,000 Bank of New York 6.43%, 10/10/2000..................     5,491,544
                                                                    ------------
              Total Banker's Acceptance...........................     5,491,544
                                                                    ------------
              (Cost $5,491,544)
 VARIABLE RATE NOTES - 14.7%
    4,000,000 Deutsche Bank
              6.74%, 08/21/2001...................................     4,002,854
    4,000,000 Bank One Corp.
              6.83%, 01/26/2001...................................     4,000,666
    4,000,000 First Union National Bank
              6.72%, 05/04/2001...................................     4,001,459
                                                                    ------------
              Total Variable Rate Notes...........................    12,004,979
                                                                    ------------
              (Cost $12,004,979)

Please see the accompanying notes to financial statements.
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                                                        First Choice Funds Trust
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6
Cash Reserve Fund
Schedule of Portfolio Investments -- September 30, 2000

  Principal                                                           Value
    Amount                                                           (Note 2)
 ------------                                                      ------------
 YANKEE CERTIFICATES OF DEPOSIT
 AND EURO TIME DEPOSITS - 6.6%
 $  4,500,000 Societe Generale N.Y. Notes
              6.75%, 01/16/2001..................................  $  4,500,650
      878,818 State Street Euro Time Deposit
              6.30%, 10/02/2000..................................       878,818
                                                                   ------------
              Total of Deposits..................................     5,379,468
                                                                   ------------
              (Cost $5,379,468)
 Total Investments - 100.4%.......................................   82,016,521
 (Cost $82,016,521)*
 Net Other Assets and Liabilities - (0.4%) .......................     (292,230)
                                                                   ------------
 Total Net Assets - 100.0%........................................ $ 81,724,291
                                                                   ============

-----------------
*  Aggregate cost for Federal tax purposes.
(A) The rates shown represent annualized yield to maturity at time of purchase.

Please see the accompanying notes to financial statements.
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                                                                               7
Equity Fund
Schedule of Portfolio Investments -- September 30, 2000

                                         Value
  Shares                                (Note 2)
 ---------                            ------------

           Financial/Banking - 5.6%
     8,500 Bank of America Corp. ..   $    445,187
     8,700 FleetBoston Financial
           Corp. ..................        339,300
     9,500 Wells Fargo & Co. ......        436,406
                                      ------------
                                         1,220,893
                                      ------------
           Financial/Miscellaneous - 3.7%
     5,700 American Express Co. ...        346,275
    12,000 MBNA Corp. .............        462,000
                                      ------------
                                           808,275
                                      ------------
           Food - 1.4%
     2,500 Bestfoods...............        181,875
     6,000 ConAgra Foods, Inc. ....        120,375
                                      ------------
                                           302,250
                                      ------------
           Household/Personal Care - 2.0%
     9,000 Colgate-Palmolive Co. ..        424,800
                                      ------------
           Insurance - 3.3%
     7,500 American International
           Group, Inc. ............        717,656
                                      ------------
           Investment Bank/Brokerage - 5.7%
     9,000 Merrill Lynch & Co.,
           Inc. ...................        594,000
     7,000 Morgan Stanley Dean
           Witter & Co. ...........        640,063
                                      ------------
                                         1,234,063
                                      ------------
           Manufactured Goods - 3.3%
    10,000 Tyco International,
           Ltd. ...................        518,750
     3,000 United Technologies
           Corp. ..................        207,750
                                      ------------
                                           726,500
                                      ------------
           Office Equipment - 1.4%
    20,000 Xerox Corp. ............        301,250
                                      ------------

                                         Value
  Shares                                (Note 2)
 ---------                            ------------

 COMMON STOCKS - 99.1%
           Automotive - 1.6%
    13,985 Ford Motor Co. .........   $    353,995
                                      ------------
           Beverage - Soft Drinks - 2.2%
     4,000 Coca-Cola Co. ..........        220,500
     5,500 PepsiCo, Inc. ..........        253,000
                                      ------------
                                           473,500
                                      ------------
           Chemicals - 1.0%
     5,000 du Pont (E.I.) de
           Nemours and Co. ........        207,187
                                      ------------
           Computer Hardware & Systems - 8.8%
     9,300 Dell Computer Corp.*....        286,556
     4,400 EMC Corp.*..............        436,150
     5,500 Hewlett-Packard Co. ....        533,500
     5,800 International Business
           Machines Corp. .........        652,500
                                      ------------
                                         1,908,706
                                      ------------
           Computer Software & Services - 7.7%
     6,500 BMC Software, Inc.*.....        124,313
    15,700 Compuware Corp.*........        131,487
     7,500 Microsoft Corp.*........        452,344
    12,100 Oracle Corp.*...........        952,875
                                      ------------
                                         1,661,019
                                      ------------
           Electrical Equipment - 10.0%
     2,097 Agilent Technologies,
           Inc.*...................        102,622
     8,000 Cisco Systems, Inc.*....        442,000
    20,100 General Electric Co. ...      1,159,519
    10,200 Solectron Corp.*........        470,475
                                      ------------
                                         2,174,616
                                      ------------
           Entertainment/Leisure - 4.2%
    10,000 The Walt Disney Co. ....        382,500
     9,014 Viacom, Inc., Class B*..        527,319
                                      ------------
                                           909,819
                                      ------------

Please see the accompanying notes to financial statements.
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8
Equity Fund
Schedule of Portfolio Investments -- September 30, 2000 (continued)

                                                                       Value
  Shares                                                              (Note 2)
 ---------                                                          ------------

           Oil - 4.9%
     7,100 Exxon Mobile Corp. ....................................  $    632,788
     3,800 Royal Dutch Petroleum Co.-NY Shs. .....................       227,763
     4,000 Texaco, Inc. ..........................................       210,000
                                                                    ------------
                                                                       1,070,551
                                                                    ------------
           Pharmaceuticals - 12.0%
     5,600 Abbott Laboratories....................................       266,350
     4,900 Bristol-Myers Squibb Co. ..............................       279,912
     4,000 Johnson & Johnson......................................       375,750
     4,000 Lilly (Eli) & Co. .....................................       324,500
     5,500 Merck & Co., Inc. .....................................       409,406
    21,250 Pfizer, Inc. ..........................................       954,922
                                                                    ------------
                                                                       2,610,840
                                                                    ------------
           Restaurants - .4%
     3,000 McDonald's Corp. ......................................        90,562
                                                                    ------------
           Retail Stores - 4.2%
     9,000 Home Depot, Inc. ......................................       477,563
     9,000 Wal-Mart Stores, Inc. .................................       433,125
                                                                    ------------
                                                                         910,688
                                                                    ------------
           Semiconductors - 6.3%
    18,000 Intel Corp. ...........................................       748,125
    13,000 Texas Instruments, Inc. ...............................       613,438
                                                                    ------------
                                                                       1,361,563
                                                                    ------------
           Telecommunications - 7.1%
     7,000 AT&T Corp..............................................       205,625
     3,600 BellSouth Corp.........................................       144,900
     6,200 SBC Communications, Inc................................       310,000
     7,200 Tellabs, Inc.*.........................................       343,800
     4,880 Verizon Communications.................................       236,375
    10,000 WorldCom, Inc.*........................................       303,750
                                                                    ------------
                                                                       1,544,450
                                                                    ------------

                                                                     Value
  Shares                                                            (Note 2)
 ---------                                                        ------------

           Utilities-Electric - 2.3%
     4,000 Duke Energy Corp.....................................  $    343,000
     4,600 Southern Co..........................................       149,213
                                                                  ------------
                                                                       492,213
                                                                  ------------
           Total Common Stocks..................................    21,505,396
                                                                  ------------
           (Cost $17,149,089)
 Principal
  Amount
 ---------
 INVESTMENT COMPANY (A) - 0.8%
  $175,099 State Street Global Advisers Money Market Fund,
           6.29%................................................       175,099
                                                                  ------------
           Total Investment Company.............................       175,099
                                                                  ------------
           (Cost $175,099)
 Total Investments - 99.9%.......................................   21,680,495
 (Cost $17,324,188)**
 Net Other Assets and Liabilities - 0.1%.........................       12,213
                                                                  ------------
 Total Net Assets - 100.0%....................................... $ 21,692,708
                                                                  ============

-----------------
*  Non-income producing security.
**  Aggregate cost for Federal tax purposes.
(A)  The rate shown represents the seven day yield at September 30, 2000.

Please see the accompanying notes to financial statements.
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                                                                               9
Statements of Assets and Liabilities -- September 30, 2000

                                       U.S. Treasury     Cash         Equity
                                       Reserve Fund  Reserve Fund      Fund
                                       ------------- ------------  ------------
ASSETS:
 Investments at value (Amortized cost
  $51,594,697, $82,016,521 and cost
  $17,324,188, respectively) (Note
  2).................................. $ 51,594,697  $ 82,016,521  $ 21,680,495
 Cash.................................        2,651            --            --
 Receivable for investment securities
  matured/sold........................    5,135,000            --        15,074
 Dividends and interest receivable....      185,667       155,032        17,507
 Receivable from Advisor (Note 4) ....       23,204        35,534         1,208
 Unamortized organization costs (Note
  2)..................................       12,758        16,393         7,508
 Prepaid expenses.....................        5,840        10,280         2,689
                                       ------------  ------------  ------------
  Total Assets........................   56,959,817    82,233,760    21,724,481
                                       ------------  ------------  ------------
LIABILITIES:
 Payable for investment securities
  purchased...........................    4,968,750            --            --
 Dividends payable....................      225,809       447,614            89
 Investment advisory fee payable (Note
  4) .................................        4,223         7,505            --
 Administration and accounting fee
  payable (Note 4)....................        4,655         7,230         5,122
 Transfer agent fee payable (Note 4)..        5,183         7,843         2,312
 Trustee fee payable (Note 4).........          138            --            --
 Distribution fee payable (Note 4)....          945            14            38
 Accrued expenses and other payables..       39,304        39,263        24,212
                                       ------------  ------------  ------------
  Total Liabilities...................    5,249,007       509,469        31,773
                                       ------------  ------------  ------------
NET ASSETS............................ $ 51,710,810  $ 81,724,291  $ 21,692,708
                                       ============  ============  ============
NET ASSETS consist of:
 Par value (Note 3)................... $     51,712  $     81,731  $      1,675
 Additional paid-in capital (Note 3)..   51,661,419    81,649,448    17,081,062
 Undistributed net investment income..            2            --         2,906
 Accumulated net realized gain (loss)
  on investments sold.................      (2,323)        (6,888)      250,758
 Unrealized appreciation on
  investments.........................           --            --     4,356,307
                                       ------------  ------------  ------------
TOTAL NET ASSETS...................... $ 51,710,810  $ 81,724,291  $ 21,692,708
                                       ============  ============  ============
Net Assets
 Service Class........................ $  5,912,480  $     71,398  $        N/A
 Retail Class.........................          N/A           N/A       179,351
 Institutional Class..................   45,798,320    81,652,883    21,513,357
 Investment Class.....................           10            10           N/A
                                       ------------  ------------  ------------
  Total............................... $ 51,710,810  $ 81,724,291  $ 21,692,708
                                       ============  ============  ============
Shares Outstanding
 Service Class........................    5,910,979        71,402           N/A
 Retail Class.........................          N/A           N/A        13,854
 Institutional Class..................   45,801,184    81,659,766     1,661,451
 Investment Class.....................           10            10           N/A
                                       ------------  ------------  ------------
  Total...............................   51,712,173    81,731,178     1,675,305
                                       ============  ============  ============
Net Asset Value, offering and
 redemption price per share
 Service Class........................ $       1.00  $       1.00           N/A
                                       ============  ============  ============
 Retail Class(a)......................          N/A           N/A  $      12.95
                                       ============  ============  ============
 Institutional Class.................. $       1.00  $       1.00  $      12.95
                                       ============  ============  ============
 Investment Class(b).................. $       1.00  $       1.00           N/A
                                       ============  ============  ============

-----------------------------------------------
 (a)  Maximum offering price per share ($12.95 / 0.955 = $13.56).
 (b) The initial shares of Investment Class were sold on April 20, 1998. As of September 30, 2000, no additional shares have been issued and no in-vestment activity had occurred.

Please see the accompanying notes to financial statements.
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                                                        First Choice Funds Trust
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[LOGO OF FIRST CHOICE FUNDS]


10
Statements of Operations -- For the Year Ended September 30, 2000

                                         U. S. Treasury     Cash
                                          Reserve Fund  Reserve Fund  Equity Fund
                                         -------------- ------------  -----------
INVESTMENT INCOME:
 Interest income (Note 2)..............   $ 3,294,768   $ 5,522,066   $    15,190
 Dividend income (Note 2)..............            --            --       227,189
                                          -----------   -----------   -----------
 Total Investment Income...............     3,294,768     5,522,066       242,379
EXPENSES:
 Investment advisory fees (Note 4).....       179,305       271,411       214,770
 Administration fees (Note 4)..........        89,652       135,706        32,713
 Distribution fees (Note 4) (Service
  and Retail Class)....................        15,180           207           345
 Accounting fees (Note 4)..............        35,308        35,594        38,145
 Custodian fees........................        16,079        29,808         5,449
 Legal and Audit fees..................        70,098        98,195        29,723
 Amortization of organization costs
  (Note 2).............................        12,795        12,795         2,818
 Trustees' fees and expenses (Note 4)..        16,779        24,701         5,873
 Transfer agent fees (Note 4)..........        24,372        35,428        13,263
 Registration and filing fees..........        14,865        15,021        23,298
 Other expenses........................        15,999        19,733         8,905
                                          -----------   -----------   -----------
 Total Gross Expenses..................       490,432       678,599       375,302
  Less: Adviser fee waiver and expense
   reimbursements (Note 4).............      (155,027)     (213,450)     (215,978)
    Administration fee waiver (Note
     4)................................       (59,768)      (83,746)      (21,475)
                                          -----------   -----------   -----------
   Total Expenses......................       275,637       381,403       137,849
  Less: Custody earnings credits (Note
   2)..................................          (302)         (819)          (30)
                                          -----------   -----------   -----------
   Net Expenses........................       275,335       380,584       137,819
                                          -----------   -----------   -----------
NET INVESTMENT INCOME..................     3,019,433     5,141,482       104,560
                                          -----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 FROM INVESTMENTS (Note 2):
 Net realized gain (loss) on
  investments sold.....................          (249)       (3,236)      250,892
 Net change in unrealized appreciation
  on investments.......................            --            --     2,639,593
                                          -----------   -----------   -----------
 Net gain (loss) on investments........          (249)       (3,236)    2,890,485
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS.............   $ 3,019,184   $ 5,138,246   $ 2,995,045
                                          ===========   ===========   ===========

Please see the accompanying notes to financial statements.
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

First Choice Funds Trust
[LOGO OF FIRST CHOICE FUNDS]
--------------------------------------------------------------------------------


                                                                              11
Statement of Changes in Net Assets

                                               U.S. Treasury Reserve Fund
                                          -------------------------------------
                                              Year Ended         Year Ended
                                          September 30, 2000 September 30, 1999
                                          ------------------ ------------------
NET ASSETS at beginning of year.........    $  70,798,831      $  56,945,311
Increase in Net Assets
 resulting from operations:
 Net investment income..................        3,019,433          2,710,669
 Net realized gain (loss) on investments
  sold..................................             (249)               348
                                            -------------      -------------
 Net increase in net assets
  resulting from operations.............        3,019,184          2,711,017
                                            -------------      -------------
Distributions to shareholders from:
 Net Investment Income:
 Service Class..........................         (293,296)          (313,350)
 Institutional Class....................       (2,726,137)        (2,397,317)
                                            -------------      -------------
  Total distributions to shareholders...       (3,019,433)        (2,710,667)
                                            -------------      -------------
Net increase (decrease) from capital
 share transactions.....................      (19,087,772)        13,853,170
                                            -------------      -------------
 Net increase (decrease) in net assets..      (19,088,021)        13,853,520
                                            -------------      -------------
NET ASSETS at end of year...............    $  51,710,810      $  70,798,831
                                            =============      =============
Undistributed Net Investment Income.....    $           2      $           2
                                            =============      =============
Capital Stock Dollar Amounts and
 Share Activity (@ $1.00 per share):
 Service Class
 Net proceeds from sale of shares.......    $  68,905,209      $  57,754,721
 Issued to shareholders in reinvestment
  of dividends..........................           23,078             11,637
 Cost of shares repurchased.............      (69,214,259)       (62,764,097)
                                            -------------      -------------
 Net change resulting from share
  transactions..........................    $    (285,972)     $  (4,997,739)
                                            =============      =============
 Institutional Class
 Net proceeds from sale of shares.......    $  55,277,369      $ 105,677,402
 Issued to shareholders in reinvestment
  of dividends..........................          112,411            100,182
 Cost of shares repurchased.............      (74,191,580)       (86,926,675)
                                            -------------      -------------
 Net change resulting from share
  transactions..........................    $ (18,801,800)     $  18,850,909
                                            =============      =============
 Investment Class
 Net proceeds from sale of shares.......    $          --      $          --
                                            -------------      -------------
 Net change resulting from share
  transactions..........................    $          --      $          --
                                            =============      =============

Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------

                                                        First Choice Funds Trust
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[LOGO OF FIRST CHOICE FUNDS]


12
Statement of Changes in Net Assets

                                                    Cash Reserve Fund
                                          -------------------------------------
                                              Year Ended         Year Ended
                                          September 30, 2000 September 30, 1999
                                          ------------------ ------------------
NET ASSETS at beginning of year.........    $   77,832,386     $  146,121,473
Increase in Net Assets
 resulting from operations:
 Net investment income..................         5,141,482          5,045,640
 Net realized loss on investments sold..            (3,236)            (2,091)
                                            --------------     --------------
 Net increase in net assets
  resulting from operations.............         5,138,246          5,043,549
                                            --------------     --------------
Distributions to shareholders from:
 Net Investment Income:
 Service Class..........................            (4,399)           (20,653)
 Institutional Class....................        (5,137,083)        (5,024,987)
                                            --------------     --------------
  Total distributions to shareholders...        (5,141,482)        (5,045,640)
                                            --------------     --------------
Net increase (decrease) from capital
 share transactions:                             3,895,141        (68,286,996)
                                            --------------     --------------
 Net increase (decrease) in net assets..         3,891,905        (68,289,087)
                                            --------------     --------------
NET ASSETS at end of year...............    $   81,724,291     $   77,832,386
                                            ==============     ==============
Undistributed Net Investment Income.....    $           --     $           --
                                            ==============     ==============
Capital Stock Dollar Amounts and
 Share Activity (@ $1.00 per share):
 Service Class..........................
 Net proceeds from sale of shares.......    $      161,800     $       56,203
 Issued to shareholders in reinvestment
  of dividends..........................             4,194             20,402
 Cost of shares repurchased.............          (267,554)          (391,697)
                                            --------------     --------------
 Net change resulting from share
  transactions..........................    $     (101,560)    $     (315,092)
                                            ==============     ==============
 Institutional Class....................
 Net proceeds from sale of shares.......    $  306,161,948     $  234,877,025
 Issued to shareholders in reinvestment
  of dividends..........................           205,851             60,493
 Cost of shares repurchased.............      (302,371,100)      (302,909,421)
                                            --------------     --------------
 Net change resulting from share
  transactions..........................    $    3,996,699     $  (67,971,903)
                                            ==============     ==============
 Investment Class.......................
 Net proceeds from sale of shares.......    $           --     $           --
                                            --------------     --------------
 Net change resulting from share
  transactions..........................    $           --     $           --
                                            ==============     ==============

Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------

First Choice Funds Trust
[LOGO OF FIRST CHOICE FUNDS]
--------------------------------------------------------------------------------


                                                                              13
Statement of Changes in Net Assets

                                                       Equity Fund
                                          -------------------------------------
                                              Year Ended         Year Ended
                                          September 30, 2000 September 30, 1999
                                          ------------------ ------------------
NET ASSETS at beginning of year.........     $ 18,327,945       $ 14,351,799
Increase in Net Assets resulting from
 operations:
 Net investment income..................          104,560            165,472
 Net realized gain on investments sold..          250,892          1,446,764
 Net change in unrealized appreciation
  on investments........................        2,639,593          2,455,506
                                             ------------       ------------
 Net increase in net assets resulting
  from operations.......................        2,995,045          4,067,742
                                             ------------       ------------
Distributions to shareholders from:
 Net Investment Income:
 Retail Class...........................             (397)              (687)
 Institutional Class....................         (100,926)          (179,970)
 Realized Gains on Investments
 Retail Class...........................           (5,721)                --
 Institutional Class....................       (1,358,985)                --
                                             ------------       ------------
  Total distributions to shareholders...       (1,466,029)          (180,657)
                                             ------------       ------------
Net increase from capital share
 transactions...........................        1,835,747             89,061
                                             ------------       ------------
 Net increase in net assets.............        3,364,763          3,976,146
                                             ------------       ------------
NET ASSETS at end of year...............     $ 21,692,708       $ 18,327,945
                                             ============       ============
Undistributed Net Investment Income
 (Loss).................................     $      2,906       $       (331)
                                             ============       ============
Capital Stock Dollar Activity:
 Retail Class
 Net proceeds from sale of shares.......     $     96,096       $      7,617
 Issued to shareholders in reinvestment
  of dividends..........................            6,421                238
 Cost of shares repurchased.............               --            (87,983)
                                             ------------       ------------
 Net change resulting from share
  transactions..........................     $    102,517       $    (80,128)
                                             ============       ============
 Institutional Class
 Net proceeds from sale of shares.......     $    330,619       $     80,000
 Issued to shareholders in reinvestment
  of dividends..........................        1,452,611              1,055
 Cost of shares repurchased.............          (50,000)            88,134
                                             ------------       ------------
 Net change resulting from share
  transactions..........................     $  1,733,230       $    169,189
                                             ============       ============
Capital Stock Share Activity:
 Retail Class
 Shares sold............................            6,931                679
 Shares issued in reinvestment of
  dividends.............................              538                 20
 Shares repurchased.....................               --             (7,637)
                                             ------------       ------------
 Net change resulting from share
  transactions..........................            7,469             (6,938)
                                             ============       ============
 Institutional Class
 Shares sold............................           25,599              7,316
 Shares issued in reinvestment of
  dividends.............................          122,030                 87
 Shares repurchased.....................           (3,749)             7,632
                                             ------------       ------------
 Net change resulting from share
  transactions..........................          143,880             15,035
                                             ============       ============

Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------

                                                        First Choice Funds Trust
--------------------------------------------------------------------------------
[LOGO OF FIRST CHOICE FUNDS]


14
Financial Highlights -- For a share outstanding throughout the period

                                                         U. S. Treasury Reserve Fund
                          -----------------------------------------------------------------------------------------------------
                          Year Ended September   Year Ended September            Year Ended                 Year Ended
                                30, 2000               30, 1999              September 30, 1998       September 30, 1997(a)
                          ---------------------- ------------------------  -------------------------  -------------------------
                          Service  Institutional Service    Institutional  Service     Institutional  Service     Institutional
                           Class       Class      Class         Class       Class          Class       Class          Class
                          -------  ------------- -------    -------------  --------    -------------  --------    -------------
Net Asset Value,
 beginning of period....  $ 1.000    $  1.000    $ 1.000      $  1.000     $  1.000      $  1.000     $  1.000       $ 1.000
                          -------    --------    -------      --------     --------      --------     --------       -------
Income from Investment
 Operations:
 Net investment income..    0.049       0.051      0.041         0.043        0.048         0.049        0.049         0.050
 Net realized and
  unrealized gain (loss)
  on investments........       --          --         --(b)         --(b)        --(b)         --(b)        --(b)         --(b)
                          -------    --------    -------      --------     --------      --------     --------       -------
  Total from Investment
   Operations...........    0.049       0.051      0.041         0.043        0.048         0.049        0.049         0.050
Less Distributions:
 Dividends from net
  investment income.....   (0.049)     (0.051)    (0.041)       (0.043)      (0.048)       (0.049)      (0.049)       (0.050)
                          -------    --------    -------      --------     --------      --------     --------       -------
Net Asset Value, end of
 period.................  $ 1.000    $  1.000    $ 1.000      $  1.000     $  1.000      $  1.000     $  1.000       $ 1.000
                          =======    ========    =======      ========     ========      ========     ========       =======
Total Return............     4.99%       5.25%      4.13%         4.38%        4.88%         4.97%        5.04%         5.08%
Ratios/Supplemental
 Data:
Net Assets, end of
 period (000s)..........  $ 5,913    $ 45,798    $ 6,198      $ 64,600     $ 11,196      $ 45,750     $ 73,581       $ 1,995
Ratios to average net
 assets:
 Net investment
  income*...............     4.83%       5.08%      4.06%         4.31%        4.87%         4.91%       4.93%(c)      4.93%(c)
 Operating expenses*....     0.69%       0.44%      0.64%         0.39%        0.47%         0.43%       0.35%(c)      0.35%(c)
 Operating expenses
  excluding
  reimbursement, waiver
  and custody earnings
  credits...............     1.05%       0.80%      0.97%         0.72%        0.82%         0.78%       1.36%(c)      0.86%(c)
 Net investment income
  excluding
  reimbursements, waiver
  and custody earnings
  credits...............     5.19%       5.44%      3.73%         3.98%        4.52%         4.56%       3.92%(c)      4.42%(c)

-----------------
 * During the period certain expenses were reduced for credits earned at Cus-todian bank. If such credits had not occurred, the ratios would have been as indicated. Impact of Custody earnings credits was less than 0.01% and $0.001 per share.
 (a) The Fund commenced operations on October 1, 1996.
 (b) Amounts were less than $0.001 per share.
 (c) Annualized.

Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------

First Choice Funds Trust
[LOGO OF FIRST CHOICE FUNDS]
-------------------------------------------------------------------------------


                                                                             15
Financial Highlights -- For a share outstanding throughout the period

                                                               Cash Reserve Fund
                            -----------------------------------------------------------------------------
                            Year Ended September      Year Ended September      Year Ended September
                                  30, 2000                  30, 1999                  30, 1998
                            ------------------------  ------------------------  ------------------------
                            Service    Institutional  Service    Institutional  Service    Institutional
                             Class         Class       Class         Class       Class         Class
                            -------    -------------  -------    -------------  -------    -------------
Net Asset Value, beginning
 of period................  $ 1.000      $  1.000     $ 1.000      $  1.000     $ 1.000      $   1.000
                            -------      --------     -------      --------     -------      ---------
Income from Investment
 Operations:
 Net investment income....    0.054         0.057       0.045         0.048       0.051          0.052
 Net realized and
  unrealized gain (loss)
  on investments..........       --(b)         --(b)       --(b)         --(b)       --(b)          --(b)
                            -------      --------     -------      --------     -------      ---------
  Total from Investment
   Operations.............    0.054         0.057       0.045         0.048       0.051          0.052
Less Distributions:
 Dividends from net
  investment income.......   (0.054)       (0.057)     (0.045)       (0.048)     (0.051)        (0.052)
                            -------      --------     -------      --------     -------      ---------
Net Asset Value, end of
 period...................  $ 1.000      $  1.000     $ 1.000      $  1.000     $ 1.000      $   1.000
                            =======      ========     =======      ========     =======      =========
Total Return..............     5.55%         5.82%       4.59%         4.86%       5.19%          5.29%
Ratios/Supplemental Data:
Net Assets, end of period
 (000s)...................  $    71      $ 81,653     $   172      $ 77,660     $   487      $ 145,634
Ratios to average net
 assets:
 Net investment income*...     5.44%         5.69%       4.52%         4.77%       5.15%          5.20%
 Operating expense(c).....     0.67%         0.42%       0.66%         0.41%       0.49%          0.44%
 Operating expenses
  excluding reimbursement,
  waiver and custody
  earnings credits........     1.00%         0.75%       0.96%         0.71%       0.78%          0.73%
 Net investment income
  excluding
  reimbursements, waiver
  and custody earnings
  credits.................     5.77%         6.02%       4.22%         4.47%       4.86%          4.91%
                                  Year Ended
                            September 30, 1997(a)
                            ----------------------------
                            Service      Institutional
                             Class           Class
                            ------------ ---------------
Net Asset Value, beginning
 of period................  $  1.000        $ 1.000
                            ------------ ---------------
Income from Investment
 Operations:
 Net investment income....     0.037          0.038
 Net realized and
  unrealized gain (loss)
  on investments..........        --(b)          --(b)
                            ------------ ---------------
  Total from Investment
   Operations.............     0.037          0.038
Less Distributions:
 Dividends from net
  investment income.......    (0.037)        (0.038)
                            ------------ ---------------
Net Asset Value, end of
 period...................  $  1.000        $ 1.000
                            ============ ===============
Total Return..............      3.78%(d)       3.82%(d)
Ratios/Supplemental Data:
Net Assets, end of period
 (000s)...................  $ 57,947        $    61
Ratios to average net
 assets:
 Net investment income*...      5.23%(c)       5.23%(c)
 Operating expense(c).....      0.35%(c)       0.35%(c)
 Operating expenses
  excluding reimbursement,
  waiver and custody
  earnings credits........      1.43%(c)       0.93%(c)
 Net investment income
  excluding
  reimbursements, waiver
  and custody earnings
  credits.................      4.15%(c)        4.65%(c)

-----------------
 * During the period certain expenses were reduced for credits earned at Cus-todian bank. If such credits had not occurred, the ratios would have been as indicated. Impact of Custody earnings credits was less than 0.01% and $0.001 per share.
 (a) The Fund commenced operations on January 13, 1997.
 (b) Amounts were less than $0.001 per share.
 (c) Annualized.
 (d) Not annualized.

Please see the accompanying notes to financial statements.
-------------------------------------------------------------------------------

                                                       First Choice Funds Trust
-------------------------------------------------------------------------------
[LOGO OF FIRST CHOICE FUNDS]


16
Financial Highlights -- For a share outstanding throughout the period

                                                     Equity Fund
                          --------------------------------------------------------------------------
                               Year Ended              Year Ended             Period Ended
                           September 30, 2000      September 30, 1999     September 30, 1998(a)
                          ----------------------- ----------------------- --------------------------
                          Retail    Institutional Retail    Institutional Retail       Institutional
                           Class        Class      Class        Class      Class           Class
                          -------   ------------- -------   ------------- -------      -------------
Net Asset Value,
 beginning of period....  $ 12.02     $  12.03    $  9.46     $   9.47    $ 10.00        $  10.00
                          -------     --------    -------     --------    -------        --------
Income from Investment
 Operations:
 Net investment income..     0.03         0.06       0.08         0.10         --            0.01
 Net realized and
  unrealized gain (loss)
  on investments........     1.83         1.82       2.57         2.57      (0.54)          (0.54)
                          -------     --------    -------     --------    -------        --------
  Total from Investment
   Operations...........     1.86         1.88       2.65         2.67      (0.54)          (0.53)
Less Distributions:
 Dividends from net
  investment income.....    (0.03)       (0.06)     (0.09)       (0.11)        --              --
 Dividends from realized
  gains on investments..    (0.90)       (0.90)        --           --         --              --
                          -------     --------    -------     --------    -------        --------
  Total distributions...    (0.93)       (0.96)     (0.09)       (0.11)        --              --
Net Asset Value, end of
 period.................  $ 12.95     $  12.95    $ 12.02     $  12.03    $  9.46        $   9.47
                          =======     ========    =======     ========    =======        ========
Total Return............    16.19%       16.34%     27.98%       28.29%     (5.40)%(c)      (5.30)%(c)
Ratios/Supplemental
 Data:
Net Assets, end of
 period (000s)..........  $   179     $ 21,514    $    77     $ 18,251    $   126        $ 14,226
Ratios to average net
 assets:
 Net investment
  income*...............     0.24%        0.49%      0.75%        0.94%      0.05%(b)        0.30%(b)
 Operating expenses*....     0.89%        0.64%      0.93%        0.74%      1.50%(b)        1.25%(b)
 Operating expenses
  excluding
  reimbursement, waiver,
  and custody earnings
  credits...............     2.00%        1.75%      2.03%        1.84%      2.69%(b)        2.44%(b)
 Net investment income
  excluding
  reimbursements, waiver
  and custody earnings
  credits...............    (0.87)%      (0.62)%    (0.35)%      (0.16)%    (1.13)%(b)      (0.88)%(b)
 Portfolio Turnover
  Rate..................       12%          12%       110%         110%        47%             47%

-----------------------------------------------
 * During the period certain expenses were reduced for credits earned at Custodian bank. If such credits had not occurred, the ratios would have been as indicated. Impact of Custody ernings credits was less than 0.01% and $0.001 per share.
 (a)  The Fund commenced operations on June 2, 1998.
 (b)  Annualized.
 (c)  Not annualized.

Please see the accompanying notes to financial statements.
-------------------------------------------------------------------------------

First Choice Funds Trust
[LOGO OF FIRST CHOICE FUNDS]
-------------------------------------------------------------------------------


                                                                             17
Notes to Financial Statements -- September 30, 2000

1. ORGANIZATION

First Choice Funds Trust (the "Trust") is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated June 5, 1996, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of the U.S. Treasury Reserve Fund, the Cash Reserve Fund and the Equity Fund (individually a "Fund", collectively the "Funds").

The investment objective of the U.S. Treasury Reserve Fund is to provide in-vestors with as high a level of current income as is consistent with liquidi-ty, maximum safety of principal and the maintenance of a stable $1.00 net as-set value per share by investing in U.S. Treasury securities. The investment objective of the Cash Reserve Fund is to provide investors with current in-come, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, U.S. dollar-denominated short-term obliga-tions. The investment objective of the Equity Fund is to provide long-term capital growth and income by investing primarily in common stocks.

From time to time, for temporary defensive or emergency purposes, the Equity Fund may invest a portion of its assets in cash, cash equivalents and debt se-curities when First American Capital Management, Inc., (the "Adviser" or "First American") deems such a position advisable in light of economic or mar-ket conditions. The Equity Fund may invest a portion of its assets in foreign securities and in equity securities of smaller companies, engage in short selling, invest in futures and options and invest in convertible debt or pre-ferred securities. In addition, the Equity Fund may invest to a limited extent in illiquid or restricted securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements, in accordance with generally accepted accounting princi-ples, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial state-ments and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation: U.S. Treasury Reserve Fund and Cash Reserve Fund: Money market securities are valued utilizing the amortized cost method permitted by Rule 2a-7 under the 1940 Act. Under the amortized cost method, a security is initially valued at cost. Each day thereafter, the security value is adjusted on a constant basis for any discount or premium until maturity. Equity Fund:
Short-term debt instruments with less than 60 days to maturity are valued at amortized cost. Investments in equity securities that are traded on a recog-nized stock exchange or for which price quotations are available will normally be valued on the basis of market quotations furnished by a pricing service which has been approved by the Board of Trustees.

Securities Transactions and Related Income: Security transactions are ac-counted for on trade date, (the date the security is purchased or sold). In-terest income is recorded on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on the straight line method. Dividend income is recorded on ex-dividend date. Gains or losses realized on the sale of securities are determined by using the specific iden-tification cost method.

Distributions to Shareholders: Dividends from net investment income are de-clared daily and paid monthly for the U.S. Treasury Reserve Fund and Cash Re-serve Fund. The Equity Fund declares and pays dividends from net investment income, if any, quarterly. Distributions of net realized capital gains for the Funds, if any, will be declared and distributed at least annually.

Income distributions and capital gain distributions are determined in accor-dance with income tax regulations which may differ from generally accepted ac-counting principles. These differences are primarily due to differing treat-ments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by each Fund as a whole.

Federal Income Taxes: It is the policy of each Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code. It is also the policy of the Funds to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

-------------------------------------------------------------------------------

                                                       First Choice Funds Trust
-------------------------------------------------------------------------------
[LOGO OF FIRST CHOICE FUNDS]


18
Notes to Financial Statements -- September 30, 2000 (continued)

Organization Costs: Costs incurred by the Trust in connection with its organi-zation have been deferred and are being amortized using the straight-line method over a period of five years from the commencement of Fund operations. In the event that any of the initial shares of the Funds are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organizational costs of the Fund in the same pro-portion as the number of said shares of the Fund being redeemed bears to the number of initial shares of that Fund that are outstanding at the time of re-demption.

Expenses: The Trust accounts separately for the assets, liabilities and opera-tions of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on relative average net assets.

In addition, income and expenses are allocated to their respective classes based on relative daily net assets. Operating expenses directly attributable to a class of shares of a Fund are charged to the operations of that class.

Other: Each Fund maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amounts earned on such uninvested cash balances. For the year ended September 30, 2000, custodian fees were reduced by $302, $819 and $30 for the U.S. Treasury Reserve Fund, Cash Reserve Fund and Equity Fund, respectively.

3. SHARES OF BENEFICIAL INTEREST

The Trust's Declaration authorizes the Trustees to issue an unlimited number of shares, each with a par value of $0.001. Shares of the Trust are currently classified into four classes of shares--the Institutional Class, Service Class, Retail Class and the Investment Class. Each share represents an equal proportionate interest in the respective Fund, bears the same fees and ex-penses (except the Service Class, Retail Class and Investment Class are sub-ject to a Rule 12b-1 fee and the Institutional Class, Retail Class, Service Class and Investment Class are subject to a Shareholder Service fee), and are entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

As of September 30, 2000, First American Trust Company, an affiliate of First American, was the record owner of 85% of the U.S. Treasury Reserve Fund, 96% of the Cash Reserve Fund and 97% of the Equity Fund. One shareholder held 10% of the U.S. Treasury Reserve Fund.

If a large redemption occurred, the Funds could be impacted because of the concentration of the Funds' outstanding shares amongst a limited number of shareholders.

4. INVESTMENT ADVISORY, ADMINISTRATION, SHAREHOLDER SERVICES, DISTRIBUTION AND OTHER FEES

Investment advisory services are provided to the Funds by First American. Un-der the terms of the investment advisory agreement, First American is entitled to receive fees, calculated daily and payable monthly at the annual rate of 0.30% of the average daily net assets of the U.S. Treasury Reserve Fund and Cash Reserve Fund and 1.00% of the average daily net assets of the Equity Fund.

The Trust and PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of PNC Financial Services Group, Inc., are parties to an agreement under which PFPC provides administration services for a fee calculated daily and paid monthly at the annual rate of 0.15% of the average daily net assets of each Fund. For the year ended September 30, 2000, PFPC waived fees of 0.10% of average daily net assets. In addition, PFPC also provides certain fund accounting and transfer agency services.

Provident Distributors, Inc. (the "Distributor"), serves as distributor of the Funds. The Distributor receives fees for providing distribution services under the Distribution Service Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act with respect to the Service Class and Investment Class of the U.S. Trea-sury Reserve Fund and Cash Reserve Fund and the Retail Class of the Equity
Fund. Under the Plan, each Fund pays the Distributor a fee not to exceed
0.25%, on an annual basis, of its average daily net assets for payments made to banks, broker/dealers and other institutions, including affiliates of the Adviser, and for expenses the Distributor and any of its affiliates or subsid-iaries incur for providing distribution or shareholder service assistance. The Plan may be terminated at any time without the payment of any penalties, by the vote of the majority of the Trustees, or the vote of the holders of a ma-jority of the outstanding shares.
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First Choice Funds Trust
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                                                                             19
Notes to Financial Statements -- September 30, 2000 (continued)


The Trust may contract with various banks, trust companies, broker/dealers, or other financial organizations (collectively, the "Service Organizations") to provide certain administrative services for the Service Class, Institutional Class and Investment Class of the U.S. Treasury Reserve Fund and the Cash Re-serve Fund, such as maintaining shareholder accounts and records. The Service Class and Institutional Class may pay shareholder servicing fees to Service Organizations in amounts up to 0.25% of its average daily net assets and the Investment Class may pay shareholder servicing fees up to 0.75% of its average daily net assets. The Equity Fund may pay shareholder servicing fees to Serv-ice Organizations in amounts up to 0.25% of the average daily net assets of the Retail Class and Institutional Class owned by shareholders serviced by the Service Organizations. As of September 30, 2000, there were no arrangements with Service Organizations in place.

Certain officers of the Trust are affiliated with PFPC Inc. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust. Trustees of the Trust receive an annual retainer of $1,000, a fee of $1,000 for each Board of Trustees meeting attended, $1,000 for each Board committee meeting of the Trust attended and are reimbursed for all out-of-pocket ex-penses relating to attendance at such meetings.

Fees may be voluntarily waived and expenses reimbursed to assist the Funds in maintaining competitive expense or performance ratios. As of September 30, 2000, the following Expense Caps were in place: U.S. Treasury Reserve Fund and Cash Reserve Fund-Service Class 0.70%, Institutional Class 0.45%; Equity Fund-Retail Class 1.50%, Institutional Class 1.25%. Information regarding these transactions is as follows for the year ended September 30, 2000:

                                          U.S. Treasury Cash Reserve  Equity
                                          Reserve Fund      Fund       Fund
                                          ------------- ------------ ---------
First American:
Advisory fees waived and expenses
 reimbursed..............................   $ 155,027    $ 213,450   $ 215,978
PFPC Inc.:
Administrative fees waived...............      59,768       83,746      21,475
                                            ---------    ---------   ---------
                                            $ 214,795    $ 297,196   $ 237,453
                                            =========    =========   =========

Pacific American Securities LLC, an affiliate to First American, provided bro-kerage services to the Equity Fund. For the year ended September 30, 2000, the Equity Fund incurred $3,998 in brokerage commissions with Pacific American Se-curities LLC.

5. SECURITY TRANSACTIONS

For the year ended September 30, 2000, the aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, for the Equity Fund, were as follows:

                  Purchases    Sales
                  ---------- ----------
U.S Government
 Securities.....  $       -- $       --
Other Investment
 Securities.....   3,194,516  2,610,637

At September 30, 2000, the aggregate gross unrealized appreciation (deprecia-tion) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for the Equity Fund were as follows:

Appreciation.... $  5,852,639
Depreciation....   (1,496,332)
                 ------------
Net............. $  4,356,307
                 ============

6. CAPITAL LOSS CARRY FORWARD

As of September 30, 2000, The Cash Reserve Portfolio had capital loss carryforwards which expire as follows: $286 in 2005, $1,171 in 2006 and $2,129 in 2007.
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                                                       First Choice Funds Trust
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20
Report of Independent Accountants

To the Board of Trustees and Shareholders of First Choice Funds Trust:

In our opinion, the accompanying statements of assets and liabilities, includ-ing the schedules of portfolio investments, and the related statements of op-erations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Treasury Re-serve Fund, the Cash Reserve Fund, and the Equity Fund (each a series of the First Choice Funds Trust, the "Trust") at September 30, 2000, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods present-ed, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (here-after referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these fi-nancial statements based on our audits. We conducted our audits of these fi-nancial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evi-dence supporting the amounts and disclosures in the financial statements, as-sessing the accounting principles used and significant estimates made by man-agement, and evaluating the overall financial statement presentation. We be-lieve that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP
Philadelphia, PA
November 20, 2000
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                                                                             21
FIRST CHOICE EQUITY FUND--TAX INFORMATION (unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Fund designated $67,054 as capital gain dividends paid during its year ended September 30, 2000.


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First Choice Funds Trust
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                               INVESTMENT ADVISER
                    First American Capital Management, Inc.
                             567 San Nicolas Drive
                                   Suite 101
                        Newport Beach, California 92660

                                 ADMINISTRATOR
                                   PFPC Inc.
                              4400 Computer Drive
                        Westborough, Massachusetts 01581

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                               3200 Horizon Drive
                      King of Prussia, Pennsylvania 19406

                                   CUSTODIAN
                      State Street Bank and Trust Company
                            801 Pennsylvania Avenue
                          Kansas City, Missouri 64105

                                    COUNSEL
                    Paul, Weiss, Rifkind, Wharton & Garrison
                          1285 Avenue of the Americas
                         New York, New York 10019-6064

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                        Two Commerce Square, Suite 1700
                               2001 Market Street
                        Philadelphia, Pennsylvania 19103
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